COMMITMENTS AND CONTINGENCIES (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Guarantor Obligations [Line Items]
Exposure to credit loss	$ 317,583	$ 317,628
Commitments to extend credit
Guarantor Obligations [Line Items]
Exposure to credit loss	313,155	314,194
Standby letters of credit
Guarantor Obligations [Line Items]
Exposure to credit loss	$ 4,428	$ 3,434